OIL AND NATURAL GAS PROPERTIES (Details Narrative)						1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) a	Dec. 29, 2023 USD ($)	Nov. 10, 2023 USD ($) a	Oct. 16, 2023 USD ($)	Dec. 22, 2022 USD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) a	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) a ft²	Apr. 30, 2024 USD ($) a	Apr. 30, 2023 USD ($)	Apr. 30, 2024 USD ($) a	Apr. 30, 2023 USD ($)	Oct. 31, 2023 USD ($) a	Oct. 31, 2022 USD ($)	May 12, 2023	May 27, 2022 USD ($)	Sep. 14, 2021
Property, Plant and Equipment [Line Items]
Exploration costs										$ 40,223	$ 25,415	$ 124,817	$ 25,415	$ 251,743	$ 28,669
Capitalized costs												$ 1,200,000	$ 1,500,000	4,111,510
Acquisition costs														$ 262,022
Area of land | a	8,417						8,417			8,417		8,417		8,417
Non refundable payment															$ 252,512		$ 252,512
Payment of execution				$ 100,000
Adjustments to additional paid in capital, other				400,000
Long-Term Purchase Commitment, Amount							$ 200,000
Payments for Purchase of Other Assets						$ 25,000
Cost, depletion														$ 0
Option fee					$ 150,000
Reserve analysis optioned asset							39,000							39,000
Payment capitalized cost														$ 100,000
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Cash paid for additional acquisition								$ 60,000
Mc Cool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Payment of execution				100,000			100,000
Adjustments to additional paid in capital, other				$ 400,000			400,000
Adjustments to additional paid in capital in assets												$ 215,000
Adjustments to additional paid in capital in liability												$ 185,000
Option Pay Two Initial Payment [Member]
Property, Plant and Equipment [Line Items]
Long-Term Purchase Commitment, Amount							12,500
Final Subsequent Payment [Member]
Property, Plant and Equipment [Line Items]
Long-Term Purchase Commitment, Amount						$ 175,000	$ 175,000
A R L O Agreement [Member]
Property, Plant and Equipment [Line Items]
Area of land | a			960
Percentage of interest to acquire in leases			20.00%
Payment for Acquisition, Loan and Lease, Held-for-Investment			$ 2,000,000
A R L O Agreement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Payment for Acquisition, Loan and Lease, Held-for-Investment			$ 500,000
Amended AR Agreement [Member]
Property, Plant and Equipment [Line Items]
Amount agreed to fund as per amended agreement		$ 200,000
Amended A R L O Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of interest to acquire in leases		2.00%
Purchase price of lease, total		$ 500,000
Proceeds from Lease Payment, Operating Activity	$ 225,000
Interest to acquire infrastructure, rate	2.25%
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest								3.02647%			3.02647%		3.02647%
Trio LLC [Member] | Ken Fron Field [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest				21.91832%			21.91832%							21.91832%
Trio LLC [Member] | Ken Fron Field [Member] | Mc Cool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest				21.91832%			21.91832%							21.91832%
South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Exploration costs														$ 3,749,488
Capitalized costs														$ 4,011,510
South Salinas Project [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest							85.75%	85.75%			85.75%		85.75%	85.75%				82.75%
McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs														$ 100,000
McCool Ranch Oil Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					44.00%
Ken Fron Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					22.00%
Union Ave Field [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest																100.00%
Union Ave Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					20.00%
Second Aforementioned [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	160						160			160		160		160
Delay rental payments | a	30									30		30
Payments for rent														$ 30
Group One [Member]
Property, Plant and Equipment [Line Items]
Area of land | a									360
Lease term									20 years
Payments for rent									$ 25
Group Two [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²									307.75
Lease term									20 years
Payments for rent									$ 30
Support Equipment and Facilities [Member]
Property, Plant and Equipment [Line Items]
Exploration costs												$ 600,000	$ 1,300,000
Acquisition costs												$ 600,000	$ 200,000